Insurance - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance [Line Items]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit	$ 26			$ 26
Investment in Federal Home Loan Bank capital stock		$ 44
Proceeds received under funding agreements with the Federal Home Loan Bank	200	0	$ 150	150	$ 345	$ 0
Advances from Federal Home Loan Bank	935	$ 935		935
Description of variable rate basis		LIBOR
Repayments of advances from Federal Home Loan Bank due in year two	285			285
Repayments of advances from Federal Home Loan Bank due in year four	500			500
Repayments of advances from Federal Home Loan Bank due in year five	150			150
Fair value of mortgage-backed securities held as collateral by the Federal Home Loan Bank	1,080	$ 1,110		1,080
Interest on advances from Federal Home Loan Bank		10	$ 5	8	3	1
Dividends		$ (135)		$ (140)	(110)	(200)
Statutory restrictions on dividends				The maximum amount of dividends that can be paid to shareholders in 2017 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31.
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded		10.00%
Maximum amount of dividends available to be paid by insurance subsidiaries to parent without prior approval of regulatory authorities		$ 197
Maximum amount of dividends available to be received by parent from insurance subsidiaries without prior approval of regulatory authorities		$ 27
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	20			$ 20	27
Minimum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.03%
Maximum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.53%
Average | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		1.60%		1.18%
Life insurance
Insurance [Line Items]
Life insurance in force, ceded premiums	10,220			$ 10,220	11,190
Life insurance in force, direct premiums	$ 13,490			13,490	14,670
Life written premiums ceded				31	34	36
Reinsurance recoveries				44	45	55
Variable annuities | Maximum
Insurance [Line Items]
Death benefits paid in excess of the variable annuity account balances (are less than in 2014, 2015 and 2016)				1	1	1
Retained Earnings
Insurance [Line Items]
Dividends		$ (135)		$ (140)	$ (110)	$ (200)